Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Summary on Revenues and Funds from Operations
The following table shows (i) the revenues for each of the reportable segments and (ii) a reconciliation of FFO attributable to common shareholders or common unitholders to net income (loss) attributable to common shareholders or common unitholders for the years ended December 31, 2013, 2012 and 2011 (in thousands):

	2013	2012	2011
Revenues
Rental Operations:
Industrial	$481,902	$429,660	$366,365
Office	251,270	242,719	251,766
Medical Office	127,475	82,962	47,309
Non-reportable Rental Operations	7,206	7,246	7,631
Service Operations	206,596	275,071	521,796
Total segment revenues	1,074,449	1,037,658	1,194,867
Other revenue	5,564	7,421	11,544
Consolidated revenue from continuing operations	1,080,013	1,045,079	1,206,411
Discontinued operations	47,843	72,645	252,434
Consolidated revenue	$1,127,856	$1,117,724	$1,458,845
Reconciliation of Funds From Operations
Net earnings excluding depreciation and Non-Segment Items:
Industrial	$359,229	$320,981	$270,086
Office	146,712	141,116	148,736
Medical Office	85,295	55,410	29,024
Non-reportable Rental Operations	4,634	5,073	5,475
Service Operations	22,763	20,201	41,316
	618,633	542,781	494,637
Non-Segment Items:
Interest expense	(228,324)	(229,417)	(206,244)
Impairment charges on non-depreciable properties	(3,777)	—	(12,931)
Interest and other income, net	1,887	514	658
Other operating income (expenses)	470	(633)	(1,237)
General and administrative expenses	(42,673)	(46,424)	(43,107)
Gain on land sales	9,547	—	—
Undeveloped land carrying costs	(8,614)	(8,829)	(8,934)
Loss on debt extinguishment	(9,433)	—	—
Acquisition-related activity	(3,093)	(4,192)	(1,188)
Income tax benefit	5,080	103	194
Other non-segment income	1,029	3,728	6,131
Net (income) loss attributable to noncontrolling interests - consolidated entities not wholly owned by the Partnership	(3,863)	(382)	115
Joint venture items	34,129	37,469	38,161
Dividends on preferred shares/Preferred Units	(31,616)	(46,438)	(60,353)
Adjustments for redemption/repurchase of preferred shares/Preferred Units	(5,932)	(5,730)	(3,796)
Discontinued operations	18,330	27,435	80,013
FFO attributable to common unitholders of the Partnership	351,780	269,985	282,119
Net (income) loss attributable to noncontrolling interests - common limited partnership interests in the Partnership	(2,094)	2,273	(859)
Noncontrolling interest share of FFO adjustments	(2,645)	(7,054)	(6,644)
FFO attributable to common shareholders of the General Partner	347,041	265,204	274,616
Depreciation and amortization on continuing operations	(392,627)	(348,268)	(304,310)
Depreciation and amortization on discontinued operations	(16,423)	(31,151)	(81,369)
Company's share of joint venture adjustments	(31,220)	(34,702)	(33,687)
Earnings from depreciated property sales on continuing operations	59,179	344	68,549
Earnings from depreciated property sales on discontinued operations	133,242	13,467	100,882
Earnings from depreciated property sales - share of joint venture	51,207	1,907	91
Noncontrolling interest share of FFO adjustments	2,645	7,054	6,644
Net income (loss) attributable to common shareholders of the General Partner	$153,044	$(126,145)	$31,416
Add back: Net income (loss) attributable to noncontrolling interests - common limited partnership interests in the Partnership	2,094	(2,273)	859
Net income (loss) attributable to common unitholders of the Partnership	$155,138	$(128,418)	$32,275

Reportable Segments Consolidated Assets
The assets for each of the reportable segments at December 31, 2013 and 2012 were as follows (in thousands):

	December 31, 2013	December 31, 2012
Assets
Rental Operations:
Industrial	$4,414,740	$3,836,721
Office	1,524,501	1,683,314
Medical Office	1,170,420	1,202,929
Non-reportable Rental Operations	81,056	175,197
Service Operations	145,222	162,219
Total segment assets	7,335,939	7,060,380
Non-segment assets	416,675	499,721
Consolidated assets	$7,752,614	$7,560,101

Second Generation Capital Expenditures By Segment
Our second generation capital expenditures by segment are summarized as follows for the years ended December 31, 2013, 2012 and 2011 (in thousands):

	2013	2012	2011
Second Generation Capital Expenditures
Industrial	$41,971	$33,095	$34,872
Office	46,600	30,092	63,933
Medical Office	3,106	641	410
Non-reportable Rental Operations segments	121	56	49
Total	$91,798	$63,884	$99,264